Deposits and other borrowings	12 Months Ended
Sep. 30, 2025
Deposits and other borrowings
Deposits and other borrowings

Deposits and other funding arrangements

Note 12.Deposits and other borrowings

Accounting policy

Deposits and other borrowings are initially recognised at fair value and subsequently either measured at amortised cost using the effective interest method or at fair value.
Deposits and other borrowings are designated at fair value if they are managed on a fair value basis, reduce or eliminate an accounting mismatch or contain an embedded derivative.

Where they are measured at fair value, any changes in fair value (except those due to changes in credit risk) are recognised in the income statement. The change in the fair value that is attributable to changes in credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Refer to Note 22 for balances measured at fair value and amortised cost.
Interest expense incurred is recognised in net interest income using the effective interest method. Non-interest bearing relates to instruments which do not carry an entitlement to interest.

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Australia
Certificates of deposit	33,940	33,215	33,940	33,215
Non-interest bearing, repayable at call	140,842	128,705	140,842	128,705
Other interest bearing - transactions	120,830	110,393	120,830	110,393
Other interest bearing - savings	223,216	197,415	223,216	197,415
Other interest bearing term	157,675	157,282	157,675	157,282
Total Australia	676,503	627,010	676,503	627,010
New Zealand
Certificates of deposit	1,593	1,711	-	-
Non-interest bearing, repayable at call	10,700	10,287	-	-
Other interest bearing - transactions	7,884	8,815	-	-
Other interest bearing - savings	18,502	17,854	-	-
Other interest bearing term	34,128	36,245	-	-
Total New Zealand	72,807	74,912	-	-
Other overseas
Certificates of deposit	11,953	11,948	11,953	11,948
Non-interest bearing, repayable at call	1,147	1,193	546	503
Other interest bearing - transactions	910	736	729	532
Other interest bearing - savings	1,254	987	1,161	892
Other interest bearing term	5,883	3,703	5,768	3,596
Total other overseas	21,147	18,567	20,157	17,471
Total deposits and other borrowings	770,457	720,489	696,660	644,481

Note 12.Deposits and other borrowings (Continued)

Uninsured time deposits

Uninsured time deposits are the principal amount of deposits that are not covered by a government based deposit insurance scheme and which have contractual impediments on withdrawal. For Westpac, this encompass certificates of deposits and term deposits that are in excess of, or ineligible for, the Australian Government’s Financial Claims Scheme (FCS) limit. The table below shows the time deposits by categories and remaining maturity as at 30 September 2025:

Consolidated		Over 3 months to	Over 6 months to
$m	Up to 3 months	6 months	1 year	Over 1 year	Total
Certificates of deposit in excess of insured amounts
Australia	15,215	18,210	492	23	33,940
New Zealand	1,392	201	-	-	1,593
Other overseas	3,713	4,666	3,574	-	11,953
Total certificates of deposit in excess of insured amounts	20,320	23,077	4,066	23	47,486
Term deposits in excess of insured amounts
Australia	62,513	24,044	30,812	5,615	122,984
New Zealand	13,178	8,660	4,292	2,037	28,167
Other overseas	3,485	906	1,406	84	5,881
Total term deposits in excess of insured amounts	79,176	33,610	36,510	7,736	157,032
Interbank term deposits in excess of insured amounts[a]
Australia	1,939	2,326	1,795	7	6,067
Other overseas	270	-	-	27	297
Total interbank term deposits in excess of insured amounts	2,209	2,326	1,795	34	6,364

a.	Interbank term deposits are included in Note 19.